Inventories (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Inventories
Crude oil	$ 4,184,242	$ 3,305,965
Fuels and petrochemicals	3,933,294	2,845,486
Materials for goods production	2,665,972	2,246,761
Inventories, net	$ 10,783,508	$ 8,398,212